Income Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
Tax determination letter date	Mar. 17, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]